CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Consolidated net loss	$ (193.2)	$ (427.1)	$ (104.9)
Adjustments to reconcile consolidated net loss to net cash provided by operating activities:
Foreign currency losses	14.5	0.2	6.8
Non-cash interest expense	1.2	1.2	1.3
Employee stock compensation	21.2	17.2	20.0
Depreciation and amortization of properties	24.3	29.1	50.2
Depreciation and amortization of outsourcing assets	22.6	50.3	64.5
Amortization of marketable software	52.3	49.7	58.7
Amortization of intangible assets	7.2	9.7	10.1
Goodwill impairment	39.1	0.0	0.0
Other non-cash operating activities	(1.2)	(0.2)	0.3
Loss on disposal of capital assets	0.2	6.0	6.6
Pension and postretirement contributions	(27.1)	(48.0)	(43.7)
Pension and postretirement expense	182.2	388.5	45.3
Deferred income taxes, net	35.6	24.5	(8.3)
Changes in operating assets and liabilities, excluding the effect of acquisitions:
Receivables, net and contract assets	(24.5)	4.2	15.5
Inventories	(1.7)	0.0	(8.0)
Other assets	(21.5)	(25.5)	(2.6)
Accounts payable and current liabilities	(20.7)	(20.9)	(103.8)
Other liabilities	24.6	15.3	4.7
Net cash provided by operating activities	135.1	74.2	12.7
Cash flows from investing activities
Proceeds from foreign exchange forward contracts	3,077.1	2,751.6	3,336.1
Purchases of foreign exchange forward contracts	(3,094.4)	(2,740.4)	(3,380.4)
Investment in marketable software	(47.5)	(46.0)	(46.3)
Capital additions of properties	(16.0)	(21.3)	(31.0)
Capital additions of outsourcing assets	(16.3)	(11.4)	(8.6)
Purchases of businesses, net of cash acquired	0.0	(1.2)	(0.3)
Other	(0.3)	(0.9)	(0.9)
Net cash used for investing activities	(97.4)	(69.6)	(131.4)
Cash flows from financing activities
Payments of long-term debt	(15.4)	(16.9)	(17.8)
Financing fees	(0.5)	0.0	0.0
Other	(2.2)	(0.4)	(3.8)
Net cash used for financing activities	(18.1)	(17.3)	(21.6)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(25.7)	6.7	(17.6)
Decrease in cash, cash equivalents and restricted cash	(6.1)	(6.0)	(157.9)
Cash, cash equivalents and restricted cash, beginning of year	396.7	402.7	560.6
Cash, cash equivalents and restricted cash, end of year	$ 390.6	$ 396.7	$ 402.7